Fair Value Measurements - Schedule of Assets Measured at Fair Value on A Recurring Basis (Details) - Fair value measurement using input Level 3 [Member] - Fair Value, Recurring [Member] - USD ($)
$ in Thousands
	Dec. 31, 2025	Dec. 31, 2024
Non-current liabilities:
Warrants liability		$ 3
Total liabilities		$ 3